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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended 3/31/01

If amended report check here:      |X|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Levy, Harkins & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

 570 Lexington Avenue,                  New York,           NY             10222
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Lucia Mazzullo                   Office Manager                   (212) 883-3030
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                           /s/ Lucia Mazzullo
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                          570 Lexington Aveneu, NYC  5/18/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   27

Form 13F Information Table Value Total: $117,326
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                         COLUMN 2           COLUMN 3      COLUMN 4      COLUMN 5          COLUMN 6      COLUMN 8      Voting
Name of Issuer                   Title of Class     CUSIP         valuex$1000      Shares         Discretion    Other Mana.    Auth.
--------------                   --------------     -----         -----------      ------         ----------    -----------   ------
American Express                 COM                025816 10 9          4,832        117,000     Sole          None           None
American Intl. Group Inc.        COM                026874 10 7          5,223         64,885     Sole          None           None
Asia Satellite Telecom.          Sponsored ADR      04516X 10 6          2,005        109,845     Sole          None           None
Berkshire Hathaway               CL B               084670 20 7         12,975          5,963     Sole          None           None
Bear, Stearns Cos. Inc.          COM                073902 10 8          5,745        125,591     Sole          None           None
Cabot Corporation                COM                127055 10 1            495         15,700     Sole          None           None
Coastcast Corporation            COM                19057T 10 8            367         34,400     Sole          None           None
Comerica                         COM                200340 10 7         11,051        179,692     Sole          None           None
Countrywide Crd. Ind. Inc.       COM                222372 10 4          6,505        131,815     Sole          None           None
Echostar Communiation            CL A               278762 10 9         18,851        680,827     Sole          None           None
Eden BioScience Corp.            COM                279445 10 0            926         62,275     Sole          None           None
Ethan Allen Interiors Inc.       COM                297602 10 4          6,768        200,342     Sole          None           None
Felcor Lodging Tr. Inc.          COM                31430F 10 1            579         25,250     Sole          None           None
Fidelity National Fina.          COM                316326 10 7          2,355         87,982     Sole          None           None
First Industrial Rlty. Tst.      COM                32054K 10 3            475         15,015     Sole          None           None
Gannett Incorporated             COM                364730 10 1          4,960         83,055     Sole          None           None
Mack Cali Realty Corp.           COM                554489 10 4          5,506        203,940     Sole          None           None
McDonalds Corporation            COM                580135 10 1          3,593        135,315     Sole          None           None
Moody's Corporation              COM                615369 10 5          4,037        146,480     Sole          None           None
Neuberger Berman Inc.            COM                641234 10 9          3,168         50,925     Sole          None           None
Official Payments Corp.          COM                676235 10 4            592         84,600     Sole          None           None
Parametric Tech. Corp            COM                699173 10 0          1,120        123,595     Sole          None           None
Qualcomm Inc.                    COM                747525 10 3          8,569        151,322     Sole          None           None
RFS Holtel Investm. Inc.         COM                74955J 10 8          1,160         80,120     Sole          None           None
Scotts CO                        CL A               810186 10 6          3,096         81,370     Sole          None           None
Storage USA Inc.                 COM                861907 10 3          1,389         42,635     Sole          None           None
Tanger Factory Ctrs. Inc.        COM                875465 10 6            984         47,650     Sole          None           None

